Trade Accounts Receivable, Net - Aging Analysis (Details) - MXN ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade Accounts Receivable, Net
Trade accounts receivable, net	$ 8,131,458	$ 8,457,302
1 to 90 days
Trade Accounts Receivable, Net
Trade accounts receivable, net	1,748,442	2,350,853
91 to 180 days
Trade Accounts Receivable, Net
Trade accounts receivable, net	1,062,010	1,066,211
More than 180 days
Trade Accounts Receivable, Net
Trade accounts receivable, net	$ 1,593,684	$ 1,811,592